UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-7742

Exact name of registrant as specified in charter:    Voyageur Mutual Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             August 31

Date of reporting period:                            November 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Minnesota High-Yield Municipal Bond Fund
_________________________________________________

November 30, 2006

                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 95.90%

Corporate-Backed Revenue Bonds - 4.23%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                              $1,700,000       $  1,746,920
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21                              1,750,000          1,799,823
Sartell Environmental Improvement Revenue (International Paper) Series A 5.20% 6/1/27                  1,750,000
                                                                                                                          1,817,497
                                                                                                                          _________

                                                                                                                          5,364,240
                                                                                                                          _________
Education Revenue Bonds - 4.35%
Minnesota State Higher Education Facilities Authority Revenue
     (Augsburg College)
          Series 6-C 5.00% 5/1/23                                                                        700,000            731,955
          Series J1 5.00% 5/1/36                                                                       1,000,000          1,037,520
     (St. Catherine College) Series 5-N1 5.375% 10/1/32                                                2,000,000          2,127,320
     (University St. Thomas) Series 6-I 5.00% 4/1/23                                                   1,500,000          1,612,800
                                                                                                                          _________

                                                                                                                          5,509,595
                                                                                                                          _________
Electric Revenue Bonds - 8.09%
Chaska Electric Revenue (Generating Facilities) Series A 5.25% 10/1/25                                 1,000,000          1,086,400
Minnesota State Municipal Power Agency
     5.00% 10/1/35                                                                                     1,000,000          1,055,850
     Series A 5.00% 10/1/34                                                                            2,750,000          2,889,452
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31                                    1,000,000          1,069,220
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)          1,000,000          1,121,520
Western Minnesota Municipal Power Agency Revenue
     5.00% 1/1/36 (FSA)                                                                                1,500,000          1,622,790
     Series A 5.00% 1/1/30 (MBIA)                                                                      1,335,000          1,413,832
                                                                                                                          _________

                                                                                                                         10,259,064
                                                                                                                         __________
Health Care Revenue Bonds - 38.97%
Aitkin Health Care Facilities Revenue (Riverwood Health Care Center) 5.50% 2/1/24                        700,000            722,323
Apple Valley Economic Development Authority Health Care Revenue
     (Augustanna Home St. Paul Project) Series A 5.80% 1/1/30                                          1,000,000          1,017,740
     (Evercare Senior Living Project) Series A 6.125% 6/1/35                                           1,000,000          1,012,060
Bemidji Health Care Facilities First Meeting Revenue (North Country Health Services)
     5.00% 9/1/20                                                                                      1,150,000          1,231,006
     5.00% 9/1/31 (RADIAN)                                                                             2,500,000          2,617,375
Buffalo Health Care Revenue (Central Minnesota Senior Housing Project) Series A 5.375% 9/1/26          1,000,000          1,009,740
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
     Series D 5.50% 8/1/21                                                                               500,000            510,195
Duluth Economic Development Authority Health Care Facilities Revenue (Benedictine
     Health System - St. Mary's Hospital) 5.25% 2/15/33                                                2,250,000          2,377,553
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/31         1,965,000          2,042,166
Mahtomedi Senior Housing Revenue (St. Andrews Village Project) 5.75% 12/1/40                           1,000,000          1,018,910
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35                   3,590,000          3,770,110
Minneapolis Health Care Facilities Revenue
     (Augustana Chapel View Homes) Series D 5.75% 6/1/29                                               1,000,000          1,029,520
     (Jones-Harrison Residence Project) 5.60% 10/1/30                                                  1,500,000          1,527,465
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                   2,000,000          2,177,040
     (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                        1,000,000          1,070,450
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System (Health
     Partners Obligation Group Project) 6.00% 12/1/17                                                  1,125,000          1,247,265
Minnesota Agriculture & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29   1,000,000          1,026,510
Moorhead Economic Development Authority Multifamily Revenue (Eventide Project) Series A 5.15% 6/1/29     550,000            553,399
Moorhead Economic Development Authority Multifamily Revenue Refunding &
     Improvement (Eventide Lutheran Home Project) Series B 6.00% 6/1/18                                  870,000            870,731
Northfield Health Care Facilities Revenue Refunding & Improvement (Northfield
     Retirement Center Project) Series A 6.00% 5/1/28                                                  1,000,000          1,000,510
Northfield Hospital Revenue 5.375% 11/1/31                                                             1,000,000          1,077,650
Oakdale Elderly Housing Revenue (PHM/Oakdale, Inc. Project) 6.00% 3/1/28                               1,800,000          1,806,372
Owatonna Senior Housing Revenue (Senior Living Project) Series A
     5.80% 10/1/29                                                                                       400,000            408,196
     6.00% 4/1/41                                                                                      1,250,000          1,288,425
Prior Lake Senior Housing Revenue (Shepherds Path Senior Housing) Series B 5.75% 8/1/41                1,000,000          1,019,820

Rochester Health Care Facilities Revenue (Mayo Clinic) 5.00% 11/15/36                                  3,160,000          3,364,484
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34             1,000,000          1,060,510
Shoreview Elderly Housing Revenue (PHM/Shoreview Inc. Project) 6.15% 12/1/33                           1,250,000          1,281,350
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30    1,000,000          1,067,240
St. Paul Housing & Redevelopment Authority Healthcare Facilities Revenue
     (Health Partners Obligation Group Project) 5.25% 5/15/36                                          1,000,000          1,065,020
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     6.00% 11/15/25                                                                                    1,000,000          1,122,500
     Series A 5.70% 11/1/15                                                                              800,000            825,448
     Series B 5.85% 11/1/17                                                                              250,000            258,150
Stillwater Health Care Revenue (Health System Obligation Group)
     5.00% 6/1/25                                                                                      2,000,000          2,114,140
     5.00% 6/1/35                                                                                      1,000,000          1,051,670
Twin Valley Congregate Housing Revenue (Living Options, Inc. Project) 5.95% 11/1/28                    1,825,000          1,738,714
Woodbury Economic Development Authority Housing Revenue Refunding 5.65% 6/1/33                         1,000,000          1,022,610
                                                                                                                          _________

                                                                                                                         49,404,367
                                                                                                                         __________
Housing Revenue Bonds - 16.81%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments
     Project-Section 8) 6.20% 7/1/30 (FHA) (AMT)                                                         300,000            306,318
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)        1,000,000            958,790
@ Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project-Section 8) 5.75% 11/1/28        1,910,000          1,861,849
Minneapolis Multifamily Housing Revenue
     (Grant Street Apartments Project) Series A 7.25% 11/1/29                                          2,085,000          2,172,424
     (Olson Townhomes Project) 6.00% 12/1/19 (AMT)                                                     1,490,000          1,490,447
     (Trinity Apartments-Section 8) Series A 6.75% 5/1/21                                                665,000            699,281
Minneapolis/St. Paul Housing Finance Board (Cityliving Project) Series A-2 5.00% 12/1/38
     (FNMA) (GNMA) (AMT)                                                                               1,000,000          1,035,950
Minnesota State Housing Finance Agency Rental Housing
     Series A 4.875% 8/1/24 (AMT)                                                                        585,000            596,302
     Series A-1 5.00% 8/1/40 (AMT)                                                                     2,265,000          2,332,950
Minnesota State Housing Finance Agency Residential Housing
     Series G 5.00% 7/1/36 (AMT)                                                                       1,000,000          1,029,140
     Series M 4.875% 7/1/37 (AMT)                                                                      2,500,000          2,555,149
Minnesota State Housing Finance Agency Single Family Mortgage
     Series E 6.25% 1/1/23 (AMT)                                                                          15,000             15,242
     Series J 5.90% 7/1/28 (AMT)                                                                         685,000            708,187
     Series M 5.875% 1/1/17                                                                               25,000             25,609
St. Cloud Housing & Redevelopment Authority Revenue (Sterling Heights Apartments Project)
     7.55% 4/1/39 (AMT)                                                                                  530,000            564,816
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue (Selby
     Grotto Housing Project) 5.50% 9/20/44 (GNMA) (AMT)                                                  750,000            778,928
Stillwater Multifamily Revenue (Stillwater Cottages Project)
     7.00% 11/1/16 (AMT)                                                                                 680,000            694,572
     Series A 6.75% 11/1/11                                                                              205,000            209,387
     Series A 7.00% 11/1/27                                                                              340,000            347,276
Washington County Housing & Redevelopment Authority Governmental Revenue
     (Briar Pond Project) Series B 7.125% 8/20/34                                                        840,000            816,178
     (Woodland Park Apartments Project) 4.70% 10/1/32                                                  2,075,000          2,110,358
                                                                                                                          _________

                                                                                                                         21,309,153
                                                                                                                         __________
Lease Revenue Bonds - 2.10%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover
     Community Center) 5.20% 2/1/34                                                                    1,000,000          1,062,760
Hibbing Economic Development Authority Revenue (Hibbing Lease Obligation Project) 6.40% 2/1/12           530,000            530,217
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) 5.00% 12/1/27            1,000,000          1,064,630
                                                                                                                          _________

                                                                                                                          2,657,607
                                                                                                                          _________
Local General Obligation Bonds - 8.44%
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                1,000,000          1,074,460
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (MBIA)                                1,055,000          1,134,315
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                 1,000,000          1,046,440
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                        500,000            541,250
Minneapolis Tax Increment Revenue (Ivory Tower Project) 5.70% 2/1/29                                     785,000            809,547
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.65% 2/1/27                     500,000            513,495
Moorhead Series B 5.00% 2/1/33 (MBIA)                                                                    750,000            800,400
Perham Disposal System 6.00% 5/1/22 (AMT)                                                              1,500,000          1,591,665
St. Michael Independent School District #885 Refunding 4.25% 2/1/27 (MBIA)                             1,000,000          1,004,100
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)                                    750,000            815,130
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care
     Facilities-Lakewood)                                                                                610,000            637,816
     5.00% 12/1/21
     5.125% 12/1/24                                                                                      205,000            216,349
     5.25% 12/1/26                                                                                       490,000            520,899
                                                                                                                            _______

                                                                                                                         10,705,866
                                                                                                                         __________

$ Pre-Refunded Bonds - 6.73%
Little Canada Multifamily Housing Revenue Alternative Development (Montreal Courts
     Apartments Project) Series A 6.25% 12/1/27-07                                                     1,250,000          1,280,663
Minneapolis Community Development Agency (Supported Development Revenue)
     Series G-3 5.45% 12/1/31-11                                                                       1,000,000          1,085,200
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12           2,000,000          2,217,079
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
     Project) Series 5-D 6.75% 5/1/26-10                                                                 500,000            537,640
Perham Hospital District Senior Congregate Housing Facilities Revenue (Briarwood Project)
     6.25% 11/1/22-07 620,000 632,983
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Refunding Series
     D 5.25% 7/1/38-12                                                                                 1,500,000          1,633,290
Rice County Certificates of Participation Series A 6.00% 12/1/21-06                                      125,000            125,009
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09                   990,000          1,026,897
                                                                                                                          _________

                                                                                                                          8,538,761
                                                                                                                          _________
Special Tax Bonds - 1.51%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/46                800,000            847,072
Virgin Islands Public Finance Authority Revenue (Senior-Lien-Matching Fund Loan Note)
     Series A 5.25% 10/1/24                                                                            1,000,000          1,069,780
                                                                                                                          _________

                                                                                                                          1,916,852
                                                                                                                          _________
State General Obligation Bonds - 3.01%
Minnesota State Refunding & Various Purposes 5.00% 11/1/17                                             2,160,000          2,215,339
Puerto Rico Commonwealth Public Improvement Series A 5.00% 7/1/34                                        500,000            525,740
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000          1,079,770
                                                                                                                          _________

                                                                                                                          3,820,849
                                                                                                                          _________
Transportation Revenue Bonds - 1.66%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (MBIA)             2,000,000          2,108,680
                                                                                                                          _________

                                                                                                                          2,108,680
                                                                                                                          _________
Total Municipal Bonds (cost $117,009,954)
                                                                                                                        121,595,034
                                                                                                                        ___________

Short-Term Investments - 2.92%

~ Variable Rate Demand Notes - 2.92%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 3.47% 11/15/32
     (AMBAC) (SPA)                                                                                     2,700,000          2,700,000
South Washington County Independent School District #833 (Putters) Series 1194 3.52% 8/1/13 (FSA)      1,000,000          1,000,000
                                                                                                                          _________

Total Short-Term Investments (cost $3,700,000)                                                                            3,700,000
                                                                                                                          _________


Total Market Value of Securities - 98.82%
     (cost $120,709,954)                                                                                                125,295,034

Receivables and Other Assets Net of Liabilities (See Notes) - 1.18%                                                       1,498,803
                                                                                                                          _________

Net Assets Applicable to 11,872,214 Shares Outstanding - 100.00%                                                       $126,793,837
                                                                                                                       ____________


@ Illiquid security. At November 30, 2006, the aggregate amount of illiquid securities equaled $1,861,849, which represented 1.47%
  of the Fund's net assets. See Note 3 in "Notes."

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLS - Residual Option Longs
SPA - Stand-by Purchase Agreement

________________________________________________________________________________

Notes

1. Significant Accounting Policies


The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyager Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (the "Fund").


Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                $120,709,954
                                                                   ____________

Aggregate unrealized appreciation                                     4,784,549
Aggregate unrealized depreciation                                      (199,469)
                                                                   ____________

Net unrealized appreciation                                        $  4,585,080
                                                                   ____________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $2,432,446 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $179,791 expires in 2008, $1,267,552 expires in 2009, $57,521 expires in 2010, $243,334 expires in 2011 and $684,248 expires in 2012.

3. Credit and Market Risk

The Fund concentrates their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware National High-Yield Municipal Bond Fund
________________________________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 98.81%

Corporate Revenue Bonds - 13.20%
Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project)
     Series B 6.30% 7/1/32 (AMT)                                                                      $1,000,000       $  1,100,620
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                      750,000            770,700
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper
     Co. Project) Series A 6.35% 2/1/25 (AMT)                                                          1,650,000          1,780,466
Forsyth, Montana Pollution Control Revenue (Portland General Project)
     Series A 5.20% 5/1/33                                                                             1,000,000          1,025,750
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project)
     6.65% 4/1/32 (AMT)                                                                                1,000,000          1,085,220
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
     Resources, Inc. Project) 5.90% 5/1/22                                                               900,000            901,557
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
     6.375% 11/1/29 (AMT)                                                                              1,000,000          1,089,480
Phenix City, Alabama Industrial Development Board Environmental Improvement
     Revenue (Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)                                  500,000            539,850
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
     Series A 5.65% 6/1/37 (AMT)                                                                         500,000            534,480
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project)
     5.60% 12/1/35 (AMT)                                                                               1,000,000          1,069,230
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express
     Airport Project) 6.375% 11/15/32 (AMT)                                                            1,000,000          1,098,780
                                                                                                                          _________

                                                                                                                         10,996,133
                                                                                                                         __________
Education Revenue Bonds - 11.36%
Berks County, Pennsylvania Municipal Authority College Revenue (Albright College Project)
     5.375% 10/1/28                                                                                      700,000            743,729
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue (CDFI
     Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35                                          1,000,000          1,066,600
Maine Finance Authority Education Revenue (Waynflete School Project) 6.40% 8/1/19                      1,000,000          1,059,850
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
     Pharmacy Project) Series C 5.75% 7/1/33                                                           1,000,000          1,082,740
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
     College Project) Series C 6.125% 10/1/29                                                          1,000,000          1,060,230
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College
     & State University Foundation Project) 6.00% 9/1/33                                               1,000,000          1,112,940
New Jersey State Educational Facilities Authority Revenue (Fairleigh Dickinson Project)
     Series C 5.50% 7/1/23                                                                               750,000            809,970
New Mexico Educational Assistance Foundation Student Loan Revenue 1st Subordinate
     Series A-2 6.65% 11/1/25 (AMT)                                                                      985,000            988,260
Scranton-Lackawanna, Pennsylvania Health & Welfare Authority First Mortgage
     Revenue (Lackawanna Junior College Project) 5.75% 11/1/20                                         1,510,000          1,541,348
                                                                                                                          _________

                                                                                                                          9,465,667
                                                                                                                          _________
Health Care Revenue Bonds - 35.44%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
     (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                                           1,000,000          1,026,760
     (Evercare Senior Living Project) Series A 6.125% 6/1/35                                           1,000,000          1,012,060
California Statewide Communities Development Authority Revenue (Kaiser
     Permenante) 5.25% 3/1/45                                                                          1,000,000          1,073,800
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St.
     Clarence - Geac) Series A 6.25% 5/1/38                                                            1,000,000          1,033,150
Colorado Health Facilities Authority Revenue
     (Christian Living Community Project) Series A 5.75% 1/1/37                                          500,000            526,525
     (Evangelical Lutheran)
     5.00% 6/1/35                                                                                      1,000,000          1,039,570
     Series A 5.25% 6/1/34                                                                               750,000            790,170

East Rochester, New York Housing Authority Revenue Refunding (Senior Living -Woodland
     Village Project) 5.50% 8/1/33                                                                       500,000            514,945
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
     (Lanier Village Estates Project) Series C 7.25% 11/15/29                                          1,000,000          1,096,250
Illinois Financial Authority Revenue (Clarke Oaks Project) Series A 6.00% 11/15/39                     1,000,000          1,051,230
Illinois Health Facilities Authority Revenue
     (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28                                              1,000,000          1,074,400
     (Midwest Physician Group Limited Project) 5.50% 11/15/19                                             35,000             35,438
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
     Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                   1,300,000          1,407,848
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant
     View Retirement) Series A 5.30% 12/15/26                                                          1,000,000          1,034,830
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B
     5.50% 5/15/32                                                                                     1,000,000          1,071,030
Maryland State Health & Higher Education Facilities Authority Revenue Series A 5.40% 1/1/37            1,100,000          1,168,343
Massachusetts State Health & Educational Facilities Authority Revenue (Jordan Hospital
     Project) Series E 6.75% 10/1/33                                                                   1,000,000          1,118,280
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
     (Catholic Health East) Series C 5.375% 11/15/34                                                   1,000,000          1,079,190
New Jersey Economic Development Authority Revenue (First Mortgage - Seashore Gardens Project)
     5.30% 11/1/26                                                                                       500,000            506,985
     5.375% 11/1/36                                                                                      900,000            912,744
North Carolina Medical Care Commission Health Care Facilities Revenue
     (First Mortgage-Presbyterian Homes) 5.60% 10/1/36                                                 1,000,000          1,051,650
     (Pennybryn at Mayfield Project) Series A 6.125% 10/1/35                                           2,000,000          2,125,199
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
     (The Philadelphia Protestant Home Project) Series A 6.50% 7/1/27                                  1,100,000          1,106,061
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
     Series B 6.375% 11/15/30                                                                            500,000            546,665
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
     (Trezvan Manor Project) Series A 5.75% 9/1/37                                                       700,000            721,532
South Carolina Jobs-Economic Development Authority Hospital Revenue (Hampton Regional
     Medical Center Project) 5.25% 11/1/36                                                             1,000,000            996,660
St. Joseph County, Indiana Industrial Economic Development Revenue (Madison Center Project)
     5.50% 2/15/21                                                                                     1,150,000          1,171,770
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project)
     6.00% 11/15/35                                                                                    1,000,000          1,116,280
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
     (Westminster-Canterbury Project) Series A 5.30% 1/1/35                                            1,000,000          1,025,730
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai
     Medical Center Project) Series A 6.00% 8/1/33                                                     1,000,000          1,095,470
                                                                                                                          _________

                                                                                                                         29,530,565
                                                                                                                         __________
Lease Revenue Bonds - 3.18%
Dauphin County, Pennsylvania General Authority (Riverfront Office & Parking Project)
     Series A 5.75% 1/1/10                                                                             1,875,000          1,878,262
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
     Landing Project) Series A 5.50% 12/1/24                                                             720,000            773,237
                                                                                                                            _______

                                                                                                                          2,651,499
                                                                                                                          _________
Local General Obligation Bonds - 11.34%
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project)
     5.95% 12/15/12                                                                                      750,000            796,973
Farms New Kent, Virginia Community Development Authority Special Assessment Series C
     5.80% 3/1/36                                                                                      1,000,000          1,015,900
Henderson, Nevada Local Import Distributions #T-18 5.30% 9/1/35                                        1,000,000          1,022,380
Jurupa, California Special Tax Community Facilities District #19-Eastvale
     5.00% 9/1/36                                                                                      1,000,000          1,021,220
Lammersville, California School District Community Facilities District #2002 (Mountain House)
     5.125% 9/1/35                                                                                       375,000            385,110
Lowry, Colorado Economic Redevelopment Authority Revenue Series A 7.30% 12/1/10                          365,000            372,337
Modesto, California Special Tax Community Facilities District #04-1 Village 2
     5.15% 9/1/36 (MBIA)                                                                               1,000,000          1,028,890
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
     Refunding & Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25                      1,200,000          1,224,612

St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
     (Shoppes at North Village Project) Series A
     5.375% 11/1/24                                                                                    1,000,000          1,020,630
     5.50% 11/1/27                                                                                       500,000            514,350
Winter Garden Village at Fowler Groves Community Development District, Florida
     Special Assessment Revenue 5.65% 5/1/37                                                           1,000,000          1,044,110
                                                                                                                          _________

                                                                                                                          9,446,512
                                                                                                                          _________
$ Pre-Refunded Bonds - 13.92%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
     Residence Project) 6.30% 7/1/32-12                                                                1,000,000          1,093,660
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
     5.50% 6/1/43-13                                                                                   1,500,000          1,668,975
Illinois Educational Facilities Authority Student Housing Revenue (Educational
     Advancement Fund - University Center Project) 6.25% 5/1/30-12                                     1,000,000          1,140,010
Maryland State Economic Development Corporation, Student Housing Revenue
     (University of Maryland College Park Project) 5.625% 6/1/35-13                                    1,000,000          1,113,720
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design
     Project) Series 5-D 6.75% 5/1/26-10                                                                 500,000            537,640
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
     6.40% 7/1/29-09                                                                                   1,585,000          1,723,703
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
     (Foulkeways at Gwynedd Project) 6.75% 11/15/30-09                                                 1,000,000          1,098,550
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
     Series B 6.375% 11/15/30-10                                                                       1,000,000          1,109,800
Rochester, Minnesota Multifamily Housing Revenue (Wedum Shorewood Campus Project)
     6.60% 6/1/36-09                                                                                     985,000          1,021,711
Savannah, Georgia Economic Development Authority Revenue (College of Art & Design
    Project) 6.50% 10/1/13-09                                                                          1,000,000          1,093,970
                                                                                                                          _________

                                                                                                                         11,601,739
                                                                                                                         __________
Special Tax Bonds - 7.08%
Baltimore, Maryland Convention Center Hotel Revenue Suborinated Series B 5.875%
     9/1/39                                                                                            1,000,000          1,067,520
Chicago, Illinois Tax Increment Subordinate (Central Loop Redevelopment Project)
     Series A 6.50% 12/1/08                                                                            1,000,000          1,040,330
Las Vegas, Nevada Local Improvement Special District #808 (Summerlin Area Project)
     6.75% 6/1/21                                                                                        980,000          1,018,563
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
     Center Hotel/Conference Project) Series A                                                           500,000            505,445
     5.00% 1/1/32
     5.125% 1/1/37                                                                                       870,000            885,808
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34                                1,000,000          1,087,029
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
     Roadway Repair Project) 7.90% 1/1/12                                                                290,000            296,627
                                                                                                                            _______

                                                                                                                          5,901,322
                                                                                                                          _________
Transportation Revenue Bonds - 3.29%
New York City, New York Industrial Development Agency Special Airport Facilities
     (Airis JFK I LLC Project) Series A 5.50% 7/1/28 (AMT)                                               905,000            938,295
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo Obligated
     Group Project) 6.75% 1/1/23 (AMT)                                                                 1,160,000          1,254,099
Onondaga County, New York Industrial Development Authority Revenue Subordinated
     (Air Cargo Project) 7.25% 1/1/32 (AMT)                                                              500,000            545,840
                                                                                                                            _______

                                                                                                                          2,738,234
                                                                                                                          _________

Total Municipal Bonds (cost $77,164,955)                                                                                 82,331,671
                                                                                                                         __________


Total Market Value of Securities - 98.81%
     (cost $77,164,955)                                                                                                  82,331,671

Receivables and Other Assets Net of Liabilities (See Notes) - 1.19%                                                         991,225
                                                                                                                            _______

Net Assets Applicable to 7,970,857 Shares Outstanding - 100.00%                                                        $ 83,322,896
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."


Summary of Abbreviations:

AMT - Subject to Alternative Minimum Tax
CDFI - Community Development Financial Institutions

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware National High-Yield Municipal Bond Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                                                 $77,204,855
                                                                    ___________

Aggregate unrealized appreciation                                     5,131,313
Aggregate unrealized depreciation                                        (4,497)
                                                                    ___________

Net unrealized appreciation                                         $ 5,126,816
                                                                    ___________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $5,783,530 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $708,680 expires in 2008, $3,025,716 expires in 2009, $70,671 expires in 2010, $997,721 expires in 2011 and $980,742 expires in 2012.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Tax-Free California Fund
_________________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 97.56%

Education Revenue Bonds - 12.13%
California Educational Facilities Authority Revenue
     (University of the Pacific)
     5.25% 5/1/34                                                                                     $1,000,000       $  1,068,140
     5.75% 11/1/30 (MBIA)                                                                                310,000            334,388
     (Woodbury University) 5.00% 1/1/36                                                                1,000,000          1,031,830
California Municipal Finance Authority Educational Revenue (American Heritage Foundation Project)
     Series A 5.25% 6/1/36                                                                             1,000,000          1,048,410
California Public Works Board Lease Revenue (Various Universities of California Projects)
     Series D 5.00% 5/1/30                                                                             1,000,000          1,066,070
     Series F 5.00% 11/1/29                                                                            1,000,000          1,057,880
California State University Systemwide Revenue Series A 5.25% 11/1/20 (FSA)                            1,000,000          1,099,730
California Statewide Communities Development Authority Revenue (Viewpoint School Project)
     5.75% 10/1/33 (ACA)                                                                               1,000,000          1,103,580
California Statewide Communities Development Authority Student Housing Revenue
     (East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)                                        1,000,000          1,068,720
     (Irvine, LLC - UCI East) 5.00% 5/15/38                                                            1,000,000          1,054,310
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41                1,000,000          1,049,230
University of California Revenue 5.00% 5/15/33 (FSA)                                                   2,000,000          2,140,080
                                                                                                                          _________

                                                                                                                         13,122,368
                                                                                                                         __________
Electric Revenue Bonds - 2.01%
Puerto Rico Electric Power Authority Revenue Series OO 5.00% 7/1/13 (CIFG)                             2,000,000          2,173,200
                                                                                                                          _________

                                                                                                                          2,173,200
                                                                                                                          _________
Health Care Revenue Bonds - 9.65%
Abag Finance Authority of California (Nonprofit Corporations - San Diego Hospital Association)
     Series A 6.125% 8/15/20                                                                           1,250,000          1,365,488
California Health Facilities Financing Authority Revenue
     (Catholic Healthcare West) Series G 5.25% 7/1/23                                                  1,000,000          1,070,590
     (Naveda - Methodist) 5.00% 7/1/36                                                                 1,075,000          1,134,867
     (The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)                                               2,000,000          2,101,999
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital Associates I, LLC)
     Series A 5.55% 8/1/31                                                                             1,000,000          1,071,390
California Statewide Communities Development Authority Revenue
     (Health Facilities - Adventist Health) Series A 5.00% 3/1/35                                      2,000,000          2,093,860
     (Kaiser Permenante) 5.25% 3/1/45                                                                  1,500,000          1,610,700
                                                                                                                          _________

                                                                                                                         10,448,894
                                                                                                                         __________
Housing Revenue Bonds - 7.59%
California State Department of Veterans Affairs (Home Purpose Revenue) Series A 4.60% 12/1/28          2,000,000          2,028,800
California Statewide Communities Development Authority Multifamily Housing Revenue
     (Citrus Gardens Apartments) Series D1 5.375% 7/1/32                                               1,800,000          1,880,208
     (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)                                      1,000,000          1,066,450
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37                 1,000,000          1,071,290
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
     Series A 5.85% 8/1/31 (AMT)                                                                       1,000,000          1,067,000
Ventura County Area Multifamily Housing Authority Revenue (Glen Oaks Apartments)
     Series A 6.35% 7/20/34 (GNMA)                                                                       996,000          1,102,194
                                                                                                                          _________

                                                                                                                          8,215,942
                                                                                                                          _________
Lease Revenue Bonds - 6.47%
California State Public Works Board Lease Revenue
     (Department of Corrections)
     Series A 5.00% 3/1/27 (AMBAC)                                                                     1,000,000          1,047,620
     Series C 5.25% 6/1/28                                                                             1,500,000          1,612,110
     (Department of General Services - Butterfield) Series A 5.25% 6/1/30                              1,000,000          1,085,220
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
     5.00% 9/1/27 (AMBAC)                                                                              1,060,000          1,122,445
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                     1,000,000          1,086,460
San Juan Basin Authority (Ground Water Recovery Project) 5.00% 12/1/34 (AMBAC)                         1,000,000          1,052,130
                                                                                                                          _________

                                                                                                                          7,005,985
                                                                                                                          _________

Local General Obligation Bonds - 17.60%
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
     5.00% 8/1/28 (RADIAN)                                                                             1,000,000          1,045,170
Culver City Redevelopment Agency (Tax Allocation Redevelopment Project) Series A
     5.00% 11/1/25 (AMBAC)                                                                             1,000,000          1,066,920
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (MBIA)                               500,000            557,295
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36                   1,000,000          1,031,600
Jurupa Community Services Special Tax Community Facilities District #19-Eastvale 5.00% 9/1/36            500,000            510,610
La Quinta Redevelopment Agency (Tax Allocation Redevelopment Project Area #1)
     Series A 5.10% 9/1/31 (AMBAC)                                                                     2,000,000          2,129,260
Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30                          1,000,000          1,037,770
Lammersville School District Special Tax Community Facilities District #2002 (Mountain House)
     5.125% 9/1/35                                                                                       500,000            513,480
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                 1,000,000          1,052,240
Modesto Special Tax Community Facilities District #04-1 Village 2 5.15% 9/1/36                         1,000,000          1,028,890
Poway Redevelopment Agency Tax Allocation 5.75% 6/15/33 (MBIA)                                         1,400,000          1,535,380
Poway Unified School District Community Facilities
     District #6 5.60% 9/1/33                                                                          1,000,000          1,035,830
     District #14 5.25% 9/1/36                                                                         1,000,000          1,030,670
Riverside County Redevelopment Agency Tax Allocation (Jurupa Valley Project) 5.25% 10/1/35 (AMBAC)     1,590,000          1,720,126
Roseville Westpark Community Facilities District #1 (Special Tax Public Facilities) 5.25% 9/1/37         500,000            515,335
San Diego Unified School District 5.00% 7/1/28 (FSA)                                                   2,000,000          2,165,859
Sequoia Unified High School District Election 2001 5.125% 7/1/31 (FSA)                                 1,000,000          1,070,200
                                                                                                                          _________

                                                                                                                         19,046,635
                                                                                                                         __________
$ Pre-Refunded Bonds - 9.11%
California Educational Facilities Authority Revenue
     (Pepperdine University) Series A 5.50% 8/1/32-09                                                  1,000,000          1,052,190
     (University of the Pacific) 5.75% 11/1/30-10 (MBIA)                                                 690,000            749,409
California State Department Water Reserve Power Supply Revenue Series A 5.375% 5/1/21-12               2,000,000          2,208,000
Golden State Tobacco Securitization Corporation
     5.50% 6/1/43-13 (RADIAN)                                                                          1,000,000          1,112,650
     5.625% 6/1/33-13                                                                                  1,000,000          1,119,860
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00% 1/1/29-10 (AMBAC)                      1,300,000          1,398,787
San Diego County Certificates of Participation (The Burnham Institute) 6.25% 9/1/29-09                 1,000,000          1,080,730
Southern California Logistics Airport Authority Tax Allocation
     (Southern California Logistics Airport Project) 6.50% 12/1/31-11                                  1,000,000          1,141,240
                                                                                                                          _________

                                                                                                                          9,862,866
                                                                                                                          _________
Resource Recovery Revenue Bonds - 3.92%
Salinas Valley Solid Waste Authority Revenue
     5.25% 8/1/27 (AMBAC) (AMT)                                                                        2,000,000          2,123,500
     5.25% 8/1/31 (AMBAC) (AMT)                                                                        2,000,000          2,122,460
                                                                                                                          _________

                                                                                                                          4,245,960
                                                                                                                          _________
Special Tax Bonds - 4.93%
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30                                        2,000,000          2,141,220
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33                   2,000,000          2,136,080
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 5.125% 7/1/36 (AMBAC)                  1,000,000          1,053,960
                                                                                                                          _________

                                                                                                                          5,331,260
                                                                                                                          _________
State General Obligation Bonds - 9.07%
California State
     5.00% 2/1/26 (AMBAC)                                                                              1,500,000          1,580,085
     5.00% 2/1/33                                                                                      1,000,000          1,056,320
     5.50% 11/1/33                                                                                     2,000,000          2,207,660
California State Variable Purpose
     5.00% 6/1/31                                                                                      1,000,000          1,066,650
     5.00% 8/1/35                                                                                      1,000,000          1,065,430
California State Veterans Series B 5.70% 12/1/32 (AMT)                                                   640,000            653,510
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14                            1,000,000          1,079,770
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facility) Series I
     5.50% 7/1/23                                                                                      1,000,000          1,107,970
                                                                                                                          _________

                                                                                                                          9,817,395
                                                                                                                          _________
Transportation Revenue Bonds - 8.07%
Bay Area Toll Authority Revenue Series K 5.00% 4/1/31                                                  1,000,000          1,080,860
Port of Oakland Revenue Series L 5.375% 11/1/27 (FGIC) (AMT)                                           1,000,000          1,080,280
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K
     5.00% 7/1/35                                                                                      1,750,000          1,849,330
     5.00% 7/1/45                                                                                      1,500,000          1,580,730
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                   1,000,000          1,049,580
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25               1,000,000          1,053,110
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                                  1,000,000          1,038,890
                                                                                                                          _________

                                                                                                                          8,732,780
                                                                                                                          _________

Water & Sewer Revenue Bonds - 7.01%
Banning Utilities Authority Water Enterprise Revenue 5.25% 11/1/35 (FGIC)                              1,000,000          1,109,700
California State Department of Water Resources Water Systems Revenue (Central Valley Project)
     Series X 5.00% 12/1/29 (FGIC)                                                                     1,000,000          1,061,110
Clovis Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                               1,000,000          1,100,380
Metropolitan Water District Southern California Waterworks Authority Revenue
     Series B-1 5.00% 10/1/36 (FGIC)                                                                   1,000,000          1,065,400
     Series C 5.00% 7/1/35                                                                             2,000,000          2,162,020
Sacramento County Sanitation District Financing Authority Revenue 5.00% 12/1/36 (FGIC)                 1,000,000          1,082,930
                                                                                                                          _________

                                                                                                                          7,581,540
                                                                                                                          _________

Total Municipal Bonds (cost $99,599,130)                                                                                105,584,825
                                                                                                                        ___________

                                                                                                     Number
                                                                                                     of Shares

Short-Term Investments - 1.02%

Money Market Instruments - 0.37%
Federated Minnesota Municipal Cash Trust                                                                 403,957            403,957
                                                                                                                            _______

                                                                                                                            403,957
                                                                                                                            _______

                                                                                                     Principal
                                                                                                     Amount
~ Variable Rate Demand Notes - 0.65%
California State Economic Recovery
     Series C-10 3.36% 7/1/23                                                                           $400,000            400,000
     Series C-16 3.30% 7/1/23 (FSA)                                                                      300,000            300,000
                                                                                                                            _______

                                                                                                                            700,000
                                                                                                                            _______

Total Short-Term Investments (cost $1,103,957)                                                                            1,103,957
                                                                                                                          _________


Total Market Value of Securities - 98.58%
     (cost $100,703,087)                                                                                                106,688,782

Receivables and Other Assets Net of Liabilities (See Notes) - 1.42%                                                       1,538,549
                                                                                                                          _________

Net Assets Applicable to 9,351,219 Shares Outstanding - 100.00%                                                        $108,227,331
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.


Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $100,703,087
                                                                    ____________

Aggregate unrealized appreciation                                      5,985,695
Aggregate unrealized depreciation                                              -
                                                                    ____________

Net unrealized appreciation                                         $  5,985,695
                                                                    ____________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $752,207 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $746,168 expires in 2009 and $6,039 expires in 2011.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.


The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Tax-Free Idaho Fund
____________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 97.76%

Corporate-Backed Revenue Bonds - 7.57%
Meridian Economic Industrial Development Corporation Revenue Refunding (Hi-Micro Project)
     5.85% 8/15/11 (AMT)                                                                              $1,250,000       $  1,251,675
Nez Perce County Pollution Control Revenue Refunding (Potlatch Corporation Project)
     6.00% 10/1/24                                                                                     2,535,000          2,585,396
Power County Pollution Control Revenue Refunding (FMC Corporation Project) 5.625% 10/1/14              2,475,000
                                                                                                                          2,548,334
                                                                                                                          _________

                                                                                                                          6,385,405
                                                                                                                         __________
Education Revenue Bonds - 14.82%
Boise State University Revenue
     5.00% 4/1/17 (AMBAC)                                                                                500,000            536,830
     5.00% 4/1/18 (FGIC)                                                                               1,645,000          1,781,551
     5.125% 4/1/31 (FGIC)                                                                              1,000,000          1,058,450
     5.375% 4/1/22 (FGIC)                                                                              1,000,000          1,078,380
Idaho State University Revenue Refunding & Improvement
     5.00% 4/1/20 (FSA)                                                                                1,130,000          1,207,959
     5.00% 4/1/23 (FSA)                                                                                2,115,000          2,249,874
North Idaho College Dormitory Housing Certificate of Participation 6.45% 10/1/16                       1,000,000          1,017,670
University of Idaho Revenue Refunding General Series A 5.00% 4/1/21 (AMBAC)                            1,150,000          1,248,176
Student Fee (Housing Improvements Project) 5.25% 4/1/31 (FGIC)                                         2,195,000          2,324,614
                                                                                                                          _________

                                                                                                                         12,503,504
                                                                                                                         __________
Electric Revenue Bonds - 1.90%
Puerto Rico Electric Power Authority Revenue
     Series II 5.25% 7/1/31                                                                            1,000,000          1,069,220
     Series NN 5.125% 7/1/29                                                                             500,000            530,340
                                                                                                                            _______

                                                                                                                          1,599,560
                                                                                                                          _________
Escrowed to Maturity Bonds - 2.23%
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series A 5.375% 10/1/24            1,750,000          1,883,700
                                                                                                                          _________

                                                                                                                          1,883,700
                                                                                                                          _________
Health Care Revenue Bonds - 4.43%
Idaho Health Facilities Authority Hospital Revenue
     (Idaho Elks Rehabilitation Hospital Project)
     5.30% 7/15/18                                                                                       625,000            639,956
     5.45% 7/15/23                                                                                     2,000,000          2,049,500
     (Portneuf Medical Center Project) Series A 5.00% 9/1/35 (RADIAN)                                  1,000,000          1,047,070
                                                                                                                          _________

                                                                                                                          3,736,526
                                                                                                                          _________
Housing Revenue Bonds - 9.42%
Idaho Housing & Finance Association Single Family Mortgage
     Series A Class III 4.875% 7/1/26 (AMT)                                                            1,000,000          1,019,370
     Series B Class I 5.00% 7/1/37 (AMT)                                                               1,000,000          1,029,779
     Series C Class III 5.35% 1/1/25 (AMT)                                                               345,000            357,041
     Series D Class III 5.45% 7/1/23 (AMT)                                                             1,390,000          1,444,334
     Series E Class I 5.35% 1/1/33 (AMT)                                                                  40,000             40,042
     Series E Class III 4.875% 1/1/26 (AMT)                                                            1,500,000          1,529,054
     Series E Class III 5.00% 1/1/28 (AMT)                                                             1,000,000          1,021,630
Idaho State Housing Agency Revenue (Park Place Project) Series A 6.50% 12/1/36 (FHA) (AMT)               945,000            969,268
Idaho State Housing Agency Single Family Mortgage
     Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)                                                       50,000             50,937
     Series A 6.10% 7/1/16 (FHA) (VA) (AMT)                                                               65,000             66,251
     Series A-1 6.85% 7/1/12 (AMT)                                                                         5,000              5,131
     Series B 6.45% 7/1/15 (FHA) (VA) (AMT)                                                               30,000             30,271
     Series C-2 6.35% 7/1/15 (AMT)                                                                        35,000             35,041
     Series E 6.35% 7/1/15 (FHA) (AMT)                                                                    65,000             65,570
     Series E-1 6.60% 7/1/11                                                                              10,000             10,240
     Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)                                                            270,000            275,265
                                                                                                                            _______

                                                                                                                          7,949,224
                                                                                                                          _________
Lease Revenue Bonds - 8.08%
Blaine School District #61 Certificate of Participation 5.00% 7/30/10 (AMBAC)                          1,000,000          1,048,520
Boise City Certificate of Participation 5.375% 9/1/20 (FGIC) (AMT)                                     2,100,000          2,200,674

Boise City Revenue Refunding Series A 5.375% 12/1/31 (MBIA)                                              500,000            537,220
Idaho State Building Authority Revenue
     Series A 5.00% 9/1/21 (MBIA)                                                                      1,150,000          1,175,381
     Series A 5.00% 9/1/43 (XLCA)                                                                      1,000,000          1,057,050
     Series B 5.00% 9/1/21 (MBIA)                                                                        750,000            792,930
                                                                                                                            _______

                                                                                                                          6,811,775
                                                                                                                          _________
Local General Obligation Bonds - 24.62%
Ada & Canyon Counties Joint School District #2 Meridian
     4.75% 2/15/20                                                                                     1,000,000          1,063,860
     5.00% 7/30/20                                                                                     2,155,000          2,298,630
     5.125% 7/30/19                                                                                    1,005,000          1,078,355
     5.50% 7/30/16                                                                                     1,305,000          1,503,882
Bannock County School District #25 (Pocatello Idaho School Board Guaranteed Program)
     5.00% 8/15/15                                                                                     1,040,000          1,141,816
     5.00% 8/15/16                                                                                     1,100,000          1,203,807
Boise Urban Renewal Agency Parking Revenue Refunding Tax Increment
     Series A 6.125% 9/1/15                                                                            1,845,000          1,890,572
     Series B 6.125% 9/1/15                                                                            1,505,000          1,542,174
Bonner County Local Improvement District #93-1
     6.40% 4/30/07                                                                                       195,000            196,658
     6.50% 4/30/08                                                                                       110,000            110,976
     6.50% 4/30/10                                                                                        60,000             60,520
Canyon County School District #132 (Caldwell) 5.00% 7/30/15 (FGIC)                                     2,000,000          2,211,959
Coeur D'Alene Local Improvement District #6
     Series 1995 6.00% 7/1/09                                                                             85,000             85,131
     Series 1996 6.05% 7/1/10                                                                             90,000             90,143
     Series 1997 6.10% 7/1/12                                                                             40,000             40,064
     Series 1998 6.10% 7/1/14                                                                             45,000             45,072
Lemhi County 5.20% 8/1/27 (FSA)                                                                        2,145,000          2,294,055
Nampa Idaho 5.00% 8/1/21 (FGIC)                                                                        2,475,000          2,693,443
Power & Cassia Counties Joint School District #381 (American Falls) 5.00% 8/1/17                       1,155,000          1,223,619
                                                                                                                          _________

                                                                                                                         20,774,736
                                                                                                                         __________
$ Pre-Refunded Bonds - 4.96%
Ammon Urban Renewal Agency Revenue Subordinate Lien Tax Increment Series B
     6.25% 8/1/18-07                                                                                     445,000            452,890
Idaho Health Facilities Authority Hospital Revenue (Bonner General Hospital Project)
     6.50% 10/1/28-07                                                                                  1,500,000          1,564,349
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue
     Series D 5.25% 7/1/38-12                                                                          1,000,000          1,088,860
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                  1,010,000          1,080,054
                                                                                                                          _________

                                                                                                                          4,186,153
                                                                                                                          _________
Special Tax Bonds - 7.47%
Idaho Board Bank Authority Revenue Series B
     4.125% 9/15/36 (MBIA)                                                                               755,000            752,644
     5.00% 9/15/30 (MBIA)                                                                                725,000            788,430
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series W 5.50% 7/1/15                                                                               175,000            194,745
     Series Y 5.00% 7/1/36                                                                             2,000,000          2,124,321
Virgin Islands Public Finance Authority Revenue
     5.25% 10/1/20                                                                                       500,000            535,235
     5.25% 10/1/21                                                                                       500,000            535,580
     5.50% 10/1/14                                                                                       500,000            517,340
     (Senior-Lien-Matching Fund Loan Note) Series A 5.25% 10/1/24                                        800,000            855,824
                                                                                                                            _______

                                                                                                                          6,304,119
                                                                                                                          _________
State General Obligation Bonds - 4.17%
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                     2,315,000          2,412,716
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facility)
     Series I 5.50% 7/1/23                                                                             1,000,000          1,107,970
                                                                                                                          _________

                                                                                                                          3,520,686
                                                                                                                          _________
Transportation Revenue Bonds - 5.05%
Idaho Housing & Finance Association Highway Trust 5.00% 7/15/24 (MBIA)                                 2,000,000          2,169,200
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/33              2,000,000          2,091,740
                                                                                                                          _________

                                                                                                                          4,260,940
                                                                                                                          _________
Water & Sewer Revenue Bonds - 3.04%
Chubbuck Water Revenue Certificates of Participation
     6.35% 4/1/08                                                                                        125,000            125,214
     6.40% 4/1/10                                                                                        135,000            135,231
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)                                                               2,175,000          2,307,392
                                                                                                                          _________

                                                                                                                          2,567,837
                                                                                                                          _________

Total Municipal Bonds (cost $79,205,674)                                                                                 82,484,165
                                                                                                                         __________

Short-Term Investments - 0.83%

~ Variable Rate Demand Notes - 0.83%
Idaho Health Facilities Authority Revenue (St. Lukes Medical Center Project) 3.65% 7/1/30 (FSA)          700,000            700,000
                                                                                                                            _______
Total Short-Term Investments (cost $700,000)
                                                                                                                            700,000
                                                                                                                            _______


Total Market Value of Securities - 98.59%
     (cost $79,905,674)                                                                                                  83,184,165

Receivables and Other Assets Net of Liabilities (See Notes) - 1.41%                                                       1,192,915
                                                                                                                          _________

Net Assets Applicable to 7,300,091 Shares Outstanding - 100.00%                                                        $ 84,377,080
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
VA - Insured by Veterans Administration
XLCA - Insured by XL Capital Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Idaho Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $79,905,674
                                                                    ___________

Aggregate unrealized appreciation                                     3,294,421
Aggregate unrealized depreciation                                       (15,930)
                                                                    ___________

Net unrealized appreciation                                         $ 3,278,491
                                                                    ___________

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $341,861 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $151,477 expires in 2009, $166,949 expires in 2010 and $23,435 expires in 2014.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Tax-Free New York Fund
_______________________________

November 30, 2006


                                                                                                     Principal          Market
                                                                                                     Amount             Value
Municipal Bonds - 96.15%

Corporate Revenue Bonds - 7.96%
New York City Industrial Development Agency (Brooklyn Navy Yard Cogen Partners)
     5.75% 10/1/36 (AMT)                                                                              $  450,000       $    456,971
New York State Energy Research & Development Authority Pollution Control Revenue
     (Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)                                                  500,000            527,835
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson
     Energy Center) 5.25% 6/1/27 (AMT)                                                                   500,000            527,710
                                                                                                                            _______

                                                                                                                          1,512,516
                                                                                                                          _________
Education Revenue Bonds - 11.97%
Amherst Industrial Development Agency Civic Facilities Revenue (UBF
     Faculty Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                              200,000            218,156
Cattaraugus County Industrial Development Agency Civic Faculty Revenue
     (St. Bonaventure University Project) Series A 5.10% 5/1/31                                          250,000            261,580
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20                              500,000            524,990
New York State Dormitory Authority Revenue
     (Columbia University) Series A 5.00% 7/1/23                                                         500,000            534,055
     (Pratt Institute) 6.00% 7/1/20 (RADIAN)                                                             500,000            535,839
     (State University) Series B 7.50% 5/15/11                                                           180,000            199,460
                                                                                                                            _______

                                                                                                                          2,274,080
                                                                                                                          _________
Electric Revenue Bonds - 8.41%
Long Island Power Authority Electric Systems Revenue Series B 5.00% 12/1/35                              400,000            427,936
Puerto Rico Electric Power Authority Revenue
     Series II 5.25% 7/1/31                                                                              500,000            534,610
     Series NN 5.125% 7/1/29                                                                             600,000            636,408
                                                                                                                            _______

                                                                                                                          1,598,954
                                                                                                                          _________
Health Care Revenue Bonds - 14.55%
East Rochester Housing Authority Revenue Refunding (Senior Living -Woodland Village Project)
     5.50% 8/1/33                                                                                        200,000            205,978
New York State Dormitory Authority Revenue
     (Chapel Oaks) (LOC Allied Irish Bank) 5.45% 7/1/26                                                  450,000            468,248
     (Mental Health) Series D 5.90% 2/15/12                                                               25,000             25,601
     (Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC)(FHA)                                              450,000            464,117
     (North Shore Long Island Jewish Group Project) 5.50% 5/1/33                                         500,000            541,339
     (Winthrop South Nassau Hospital) Series B 5.50% 7/1/23                                              500,000            535,854
Suffolk County Industrial Development Agency Continuing Care Retirement
     Community Refunding (Jeffersons Ferry Project) 5.00% 11/1/28                                        500,000            524,705
                                                                                                                            _______

                                                                                                                          2,765,842
                                                                                                                          _________
Housing Revenue Bonds - 1.35%
New York City Housing Development Corporation Multifamily Housing Revenue
     Series G-1 4.875% 11/1/39 (AMT)                                                                     250,000            256,158
                                                                                                                            _______

                                                                                                                            256,158
                                                                                                                            _______
Lease Revenue Bonds - 10.72%
Battery Park City Authority Revenue Series A 5.00% 11/1/26                                               500,000            533,525
New York City Industrial Development Agency Civic Facility Revenue (American
     National Red Cross Project) 5.00% 2/1/36 (AMBAC)                                                    500,000            537,440
New York City Industrial Development Revenue
     (Queens Baseball Stadium Project - Pilot) 4.75% 1/1/42 (AMBAC)                                      200,000            208,544
     (Yankee Stadium Project - Pilot) 4.75% 3/1/46 (MBIA)                                                200,000            208,716
Tobacco Settlement Financing Series B-1C 5.50% 6/1/21                                                    500,000            549,020
                                                                                                                            _______

                                                                                                                          2,037,245
                                                                                                                          _________
Local General Obligation Bonds - 7.06%
New York City
     Series C 5.375% 11/15/27                                                                            310,000            317,332
     Series D 5.00% 11/1/34                                                                              500,000            529,980
     Series J 5.25% 6/1/28                                                                               460,000            494,684
                                                                                                                            _______

                                                                                                                          1,341,996
                                                                                                                          _________

$ Pre-Refunded Bonds - 11.56%
Metropolitan Transportation Authority Dedicated Tax Series A 6.125% 4/1/17-10 (FGIC)                   1,000,000          1,082,900
New York City
     Series C 5.375% 11/15/27-07                                                                         140,000            143,825
     Series J 5.25% 6/1/28-13                                                                             40,000             43,979
New York State Dormitory Authority Lease (Court Facilities) Series A 5.375% 5/15/21-13                   500,000            551,790
New York State Dormitory Authority
     (Mental Health Services)  Series D 5.90% 2/15/12-07                                                 225,000            230,564
     (State University) Series B 7.50% 5/15/11-09                                                        130,000            144,209
                                                                                                                            _______

                                                                                                                          2,197,267
                                                                                                                          _________
Special Tax  Revenue Bonds - 5.71%
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               500,000            549,815
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21                             500,000            534,765
                                                                                                                            _______

                                                                                                                          1,084,580
                                                                                                                          _________
State General Obligation Bonds - 1.44%
Puerto Rico Commonwealth Series B 5.25% 7/1/32                                                           250,000            273,110
                                                                                                                            _______

                                                                                                                            273,110
                                                                                                                            _______
Transportation Revenue Bonds - 11.22%
Albany Parking Authority Revenue Series A 5.625% 7/15/25                                                 500,000            536,710
New York City Industrial Development Agency (JFK Airis Project) Series A 5.50% 7/1/28 (AMT)              500,000            518,395
Onondaga County Industrial Development Authority Revenue
     (Subordinated Air Cargo Project) 7.25% 1/1/32 (AMT)                                                 500,000            545,840
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y
     5.50% 7/1/36                                                                                        475,000            532,257
                                                                                                                            _______

                                                                                                                          2,133,202
                                                                                                                          _________
Water & Sewer Revenue Bonds - 4.20%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
     Series A 5.125% 6/15/34                                                                             500,000            529,740
     Series B 5.00% 6/15/36                                                                              250,000            269,150
                                                                                                                            _______

                                                                                                                            798,890
                                                                                                                            _______

Total Municipal Bonds (cost $17,179,985)                                                                                 18,273,840
                                                                                                                         __________

Short-Term Investments - 1.05%

~ Variable Rate Demand Notes - 1.05%
New York City Subseries (LOC Dexia Credit Local) H-2 3.65% 1/1/36                                        200,000            200,000
                                                                                                                            _______

Total Short-Term Investments (cost $200,000)                                                                                200,000
                                                                                                                            _______


Total Market Value of Securities - 97.20%
     (cost $17,379,985)                                                                                                  18,473,840

Receivables and Other Assets Net of Liabilities (See Notes) - 2.80%                                                         531,377
                                                                                                                            _______

Net Assets Applicable to 1,780,490 Shares Outstanding - 100.00%                                                        $ 19,005,217
                                                                                                                       ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of November 30, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free New York Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At November 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                                 $17,379,985
                                                                    ___________

Aggregate unrealized appreciation                                     1,093,855
Aggregate unrealized depreciation                                             -
                                                                    ___________

Net unrealized appreciation                                         $ 1,093,855
                                                                    ___________

For federal income tax purposes, at August 31, 2006 capital loss carryforwards of $216,360 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $216,360 expires in 2009.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At November 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: